Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 748	€ 786
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	353	341
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	395	445
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	156	177
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	121	142
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 118	€ 126